UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                       FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:  ___  Amendment Number:      ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name: Churchill Management Corporation
Address:    5900 Wilshire Blvd., Suite 600
            Los Angeles, CA  90036

Form 13F File Number:   28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Eileen Holmes
Title:      Senior Vice President
Phone:      323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                             Los Angeles, CA         April 23, 2009
            [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         26

Form 13F Information Table Value Total:         $ 29,858 (X1000)


List of Other Included Managers:

NONE
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
NAME OF ISSUER                   TITLE CUSIP          VALUE X1000     SHARES                 INV.     OTHER VOTING AUTH
                                 OF                                                          DISC.    MGR
                                      CLASS
                                                                                                                SOLE
ABBOTT LABORATORIES              COM     002824100             310        6,499 SH           Sole                   6,499
AMERICAN INTERNATIONAL GROUP I   COM     026874107              36       36,500 SH           Sole                  36,500
BANK AMER CORP COM               COM     060505104             177       25,986 SH           Sole                  25,986
BERKSHIRE HATHAWAY INC CL B      COM     084670207             358          127 SH           Sole                     127
CENTRAL PAC FINL CORP COM        COM     154760102             348       62,077 SH           Sole                  62,077
CHEVRON CORPORATION              COM     166764100             293        4,361 SH           Sole                   4,361
DIAMONDS TRUST-UNIT SERIES 1     COM     252787106             206        2,718 SH           Sole                   2,718
EMC CORP-MASS                    COM     268648102             232       20,310 SH           Sole                  20,310
EXXON MOBIL CORP                 COM     30231G102             808       11,872 SH           Sole                  11,872
FUTURE NOW GROUP INC COM         COM     361157100               1       74,000 SH           Sole                  74,000
GOLDEN STAR RES LTD COM          COM     38119t104              29       20,000 SH           Sole                  20,000
HEALTH CARE SELECT SECT SPDR     COM     81369Y209            2655      109,661 SH           Sole                 109,661
ICB FINANCIAL COM                COM     44923M103              25       10,000 SH           Sole                  10,000
JOHNSON & JOHNSON                COM     478160104             519        9,867 SH           Sole                   9,867
MALAGA FINL CORP COM             COM     561046103             301       32,535 SH           Sole                  32,535
MAXY GOLD CORP COM               COM     57778C103               4       95,000 SH           Sole                  95,000
MYRIAD GENETICS INC COM          COM     62855J104             838       18,420 SH           Sole                  18,420
PACIFIC WILDCAT RES CP COM       COM     694927104               0       17,500 SH           Sole                  17,500
PHILIP MORRIS INTL INC COM       COM     718172109             310        8,711 SH           Sole                   8,711
POWERSHARES QQQ TRUST            COM     73935a104             603       19,900 SH           Sole                  19,900
SECTOR SPDR TR SBI INT-ENERGY    COM     81369Y506            2377       55,985 SH           Sole                  55,985
SELECT SECTOR SPDR TR SBI CONS   COM     81369Y308            2496      118,315 SH           Sole                 118,315
SOUTHWESTERN RES CORP COM        COM     845770106              31       63,000 SH           Sole                  63,000
SPDR GOLD TRUST GOLD SHS         COM     78463V107             387        4,282 SH           Sole                   4,282
STANDARD & POORS DEPOSITARY RE   COM     78462f103           15731      197,828 SH           Sole                 197,828
VANGUARD INTL EQTY IDX EMR MKT   COM     922042858             782       33,191 SH           Sole                  33,191

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